Schedule of deferred IPO costs (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred Ipo Costs
IPO legal fees	$ 259,842	$ 178,936
IPO audit fees	75,667	46,096
Total	$ 335,509	$ 225,032